Segment Information (Schedule Of Revenue By Product Category) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue	$ 62,684	$ 69,501	$ 65,613	$ 74,467	$ 86,288	[1]	$ 93,575	$ 89,998	$ 81,882	$ 272,265	$ 351,743	$ 367,221
Met Coal [Member]
Segment Reporting Information [Line Items]
Revenue										53,721	59,511	79,227
Steam Coal [Member]
Segment Reporting Information [Line Items]
Revenue										182,880	245,057	254,649
Other [Member]
Segment Reporting Information [Line Items]
Revenue										$ 35,664	$ 47,175	$ 33,345

[1]	Fourth quarter 2012 data was revised from the amounts previously reported to correctly report the Partnership’s liability and costs for black lung benefits (see note 12 for further details